Property, Plant and Equipment, Net - Schedule of Future Minimum Capital Expenditures (Details) - USD ($)	Apr. 30, 2021	Dec. 31, 2020
2021		$ 5,782,987
2022		4,008,850
2023		3,476,038
2024		3,002,384
2025		1,573,101
Total		17,843,360
Subsequent Event [Member]
2021	$ 3,314,814
2022	4,008,850
2023	3,476,038
2024	3,002,384
2025	1,573,101
Total	15,375,187
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
2021		12,248
2022
2023
2024
2025
Total		12,248
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | Subsequent Event [Member]
2021
2022
2023
2024
2025
Total
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
2021		5,615,852
2022		4,008,850
2023		3,476,038
2024		3,002,384
2025		1,573,101
Total		17,676,225
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Subsequent Event [Member]
2021	3,159,927
2022	4,008,850
2023	3,476,038
2024	3,002,384
2025	1,573,101
Total	15,220,300
Dogness Culture [Member]
2021		154,887
2022
2023
2024
2025
Total		$ 154,887
Dogness Culture [Member] | Subsequent Event [Member]
2021	154,887
2022
2023
2024
2025
Total	$ 154,887